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                PIMCO Funds: Pacific Investment Management Series

             Supplement dated March 7, 2002 to the Institutional and Administrative Class Prospectus dated December 5, 2001

         Disclosure relating to the Investment Grade Corporate Bond Fund

The following information supplements the information appearing under the heading "Management of the Funds" in the accompanying prospectus.

Effective February 26, 2002, Shannon M. Bass assumed portfolio management responsibilities for the Investment Grade Corporate Bond Fund. Mr. Bass is an Executive Vice President and joined PIMCO as a Portfolio Manager in 2001. Prior to joining PIMCO, he was a Managing Director of the fixed income division of Lehman Brothers.

       Disclosure relating to the Real Return Fund and Real Return Fund II

The following information replaces the information appearing in the second paragraph of the "Principal Investments and Strategies" section in the individual Fund Summaries for the Real Return Fund and Real Return Fund II:

     The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of February 15, 2002 was 6.1 years.

                Disclosure relating to the Real Return Asset Fund

The following information replaces the information appearing in the second paragraph of the "Principal Investments and Strategies" section in the Fund Summary for the Real Return Asset Fund:

     The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Lehman U.S. Treasury Inflation Notes 10+ Years Index, which as of February 15, 2002 was 10.2 years.

   Disclosure relating to the Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond California Municipal Bond and New York
                    Municipal Bond Funds ("Municipal Funds")

Effective March 28, 2002, the following information is added to the last paragraph of the "Principal Investments and Strategies" section in the individual Fund Summaries for each Municipal Fund.

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     The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

                        Disclosure relating to all Funds

The following information is added to the information appearing in the section "Characteristics and Risks of Securities and Investment Techniques -- Municipal Bonds."

     The Funds may invest, without limitation, in residual interest bonds, which are created by dividing the income stream of an underlying municipal bond in two parts, a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------

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                PIMCO Funds: Pacific Investment Management Series

             Supplement dated March 7, 2002 to the Class A, B and C
                       Prospectus dated November 15, 2001

                   Disclosure relating to the Real Return Fund

The following information replaces the information appearing in the second paragraph of the "Principal Investments and Strategies" section in the individual Fund Summary for the Real Return Fund.

     The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of February 15, 2002 was 6.1 years.

          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------

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                PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

                  Supplement dated March 7, 2002 to the Class D
                         Prospectus dated July 31, 2001

                   Disclosure relating to the Real Return Fund

The following information replaces the information appearing in the second paragraph of the "Principal Investments and Strategies" section in the individual Fund Summary for the Real Return Fund.

     The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of February 15, 2002 was 6.1 years.

  Disclosure relating to the California Intermediate Municipal Bond, California
   Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration
                   Municipal Income Funds ("Municipal Funds")

Effective March 28, 2002, the following information is added to the last paragraph of the "Principal Investments and Strategies" section in the individual Fund Summaries for each Municipal Fund.

     The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

                        Disclosure relating to all Funds

The following information is added to the information appearing in the section "Characteristics and Risks of Securities and Investment Techniques -- Municipal Bonds."

     The Funds may invest, without limitation, in residual interest bonds, which are created by dividing the income stream of an underlying municipal bond in two parts, a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------

                PIMCO Funds: Pacific Investment Management Series

              Supplement dated March 7, 2002 to the Municipal Bond
                         Prospectus dated July 31, 2001

Effective March 28, 2002, the following information is added to the last paragraph of the "Principal Investments and Strategies" section in the individual Fund Summaries for the Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds.

     The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

The following information is added to the information appearing in the section "Characteristics and Risks of Securities and Investment Techniques -- Municipal Bonds."

     The Funds may invest, without limitation, in residual interest bonds, which are created by dividing the income stream of an underlying municipal bond in two parts, a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------

                PIMCO Funds: Pacific Investment Management Series
                        Private Account Portfolio Series

     Supplement dated March 7, 2002 to the Private Account Portfolio Series
                     Offering Memorandum dated July 31, 2001

              Disclosure relating to the Municipal Sector Portfolio

Effective March 28, 2002, the following information is added to the "Investment Objectives and Strategies" section of the Municipal Sector Portfolio.

     The Fund may also invest in securities issued by entities whose underlying assets are Municipal Securities, including, without limitation, residual interest bonds.

                    Disclosure relating to all the Portfolios

The following information is added to the information appearing in the section "Characteristics and Risks of Securities and Investment Techniques -- Municipal Bonds."

     The Portfolios may invest, without limitation, in residual interest bonds, which are created by dividing the income stream of an underlying municipal bond in two parts, a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.


          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------